Marketable Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Marketable Securities [Abstract]
Fair value through profit or loss	[1]	$ 1,209
Available-for-sale		12,929	12,506
Marketable securities, Total		$ 14,138	$ 12,506

[1]	The Group recognized trading gains in the amount of $ 10 during the year ended December 31, 2017.